Matthews Pacific Tiger Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 96.9%

	Shares	Value

CHINA/HONG KONG: 43.4%
Tencent Holdings, Ltd.	4,168,600	$140,799,963
Meituan B Shares[b,c,d]	6,194,700	130,190,658
Kweichow Moutai Co., Ltd. A Shares	494,373	129,229,493
Alibaba Group Holding, Ltd.[c]	11,916,000	118,913,802
Yum China Holdings, Inc.	2,221,901	105,162,574
AIA Group, Ltd.	12,344,400	102,778,328
CITIC Securities Co., Ltd. H Shares	59,885,100	101,368,824
China Resources Beer Holdings Co., Ltd.	14,543,775	100,886,284
CSPC Pharmaceutical Group, Ltd.	99,886,000	99,004,546
China Tourism Group Duty Free Corp., Ltd. A Shares	3,399,073	93,281,358
Shenzhen Inovance Technology Co., Ltd. A Shares	11,245,585	90,343,842
JD.com, Inc. A Shares	3,469,907	87,539,446
Hong Kong Exchanges & Clearing, Ltd.	2,411,400	82,427,475
China Resources Mixc Lifestyle Services, Ltd.[b,d]	19,936,630	76,094,365
ENN Energy Holdings, Ltd.	4,404,800	58,729,998
Baidu, Inc. A Shares[c]	3,701,200	54,486,112
China Lesso Group Holdings, Ltd.	51,297,000	47,480,895
Topsports International Holdings, Ltd.[b,d]	67,131,000	46,926,986
Pinduoduo, Inc. ADR[c]	735,000	45,996,300
Shandong Sinocera Functional Material Co., Ltd. A Shares	10,992,028	44,409,194
StarPower Semiconductor, Ltd. A Shares	979,323	44,405,356
Will Semiconductor Co., Ltd. Shanghai A Shares	2,821,687	31,494,776
Wuxi Biologics Cayman, Inc.[b,c,d]	5,157,500	30,701,804
JD Logistics, Inc.[b,c,d]	16,340,800	28,600,973
KE Holdings, Inc. ADR[c]	1,625,000	28,470,000
Sany Heavy Industry Co., Ltd. A Shares	13,120,461	25,380,494
Alibaba Group Holding, Ltd. ADR[c]	160,220	12,815,998

Total China/Hong Kong		1,957,919,844

INDIA: 17.3%
ICICI Bank, Ltd.	15,592,014	163,704,582
Ashok Leyland, Ltd.	63,379,974	118,007,293
Titan Co., Ltd.	3,203,563	101,864,919
Pidilite Industries, Ltd.	2,941,049	96,650,621
Dabur India, Ltd.	13,312,505	93,291,098
Housing Development Finance Corp., Ltd.	2,736,193	76,338,500
Tata Power Co., Ltd.	27,167,391	71,660,264
Tata Consultancy Services, Ltd.	1,675,820	61,416,955

Total India		782,934,232

TAIWAN: 14.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	20,637,000	273,551,531
Chailease Holding Co., Ltd.	11,531,257	65,867,858
Uni-President Enterprises Corp.	27,526,000	58,211,788
Accton Technology Corp.	6,207,000	52,942,605
E Ink Holdings, Inc.	7,431,000	49,058,982
Delta Electronics, Inc.	5,162,182	41,003,865
MediaTek, Inc.	2,295,000	39,603,467
Eclat Textile Co., Ltd.	2,674,000	32,830,786
Yageo Corp.	3,380,000	28,530,576

Total Taiwan		641,601,458

	Shares	Value

SOUTH KOREA: 8.2%
Samsung Electronics Co., Ltd.	4,028,966	$147,940,622
HL Mando Co., Ltd.	2,114,094	64,676,806
Samsung Engineering Co., Ltd.[c]	3,670,580	57,781,616
NAVER Corp.	266,658	35,523,175
HYBE Co., Ltd.[c]	314,643	29,241,366
SK IE Technology Co., Ltd.[b,c,d]	588,281	21,250,481
Doosan Bobcat, Inc.	779,146	15,332,285

Total South Korea		371,746,351

INDONESIA: 3.9%
PT Bank Central Asia Tbk	213,517,800	119,194,048
PT Astra International Tbk	127,267,300	55,074,847

Total Indonesia		174,268,895

THAILAND: 3.7%
Central Pattana Public Co., Ltd.	83,288,500	143,258,658
Hana Microelectronics Public Co., Ltd.	22,977,600	22,244,727

Total Thailand		165,503,385

SINGAPORE: 2.7%
Venture Corp., Ltd.	5,921,900	67,290,233
SATS, Ltd.[c]	25,963,700	54,249,807

Total Singapore		121,540,040

PHILIPPINES: 2.2%
SM Prime Holdings, Inc.	196,312,571	100,601,146

Total Philippines		100,601,146

VIETNAM: 1.3%
Vietnam Dairy Products JSC	19,619,028	59,231,085

Total Vietnam		59,231,085

TOTAL INVESTMENTS: 96.9%		4,375,346,436
(Cost $4,631,741,822)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 3.1%		141,224,463

NET ASSETS: 100.0%		$4,516,570,899

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $333,765,267, which is 7.39% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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